AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
REITs - 99.6%			Mack-Cali Realty Corp.	99,491	$2,154,975
Apartments - 22.5%			Total Office Property		32,979,967
American Homes 4 Rent, Class A	152,230	$3,941,235	Regional Malls - 5.8%
Apartment Investment & Management Co.,			The Macerich Co.	64,670	2,042,925
Class A	91,550	4,773,417	Simon Property Group, Inc.	78,190	12,170,274
AvalonBay Communities, Inc.	54,383	11,710,291	Total Regional Malls		14,213,199
Camden Property Trust	42,530	4,721,255	Shopping Centers - 8.3%
Equity Residential	178,380	15,387,059	Brixmor Property Group, Inc.	123,990	2,515,757
Essex Property Trust, Inc.	11,410	3,727,077	Federal Realty Investment Trust	21,490	2,925,649
Invitation Homes, Inc.	230,640	6,829,250	Regency Centers Corp.	51,270	3,562,752
Mid-America Apartment Communities, Inc.	29,978	3,897,440	Retail Opportunity Investments Corp.	166,480	3,034,930
Total Apartments		54,987,024	Retail Properties of America, Inc., Class A	376,585	4,639,527
Diversified - 3.2%			Taubman Centers, Inc.	64,950	2,651,909
Digital Realty Trust, Inc.	26,630	3,456,840	Urban Edge Properties	52,750	1,043,923
Duke Realty Corp.	72,364	2,458,205	Total Shopping Centers		20,374,447
Equinix, Inc.	3,160	1,822,688	Storage - 9.7%
Total Diversified		7,737,733	CubeSmart	148,356	5,177,624
Health Care - 12.8%			Extra Space Storage, Inc.	49,740	5,810,627
HCP, Inc.	358,300	12,766,229	Iron Mountain, Inc.	77,040	2,495,326
Healthcare Trust of America, Inc. , Class A	53,756	1,579,351	Life Storage, Inc.	36,290	3,825,329
Omega Healthcare Investors, Inc.	27,560	1,151,732	Public Storage	26,100	6,401,547
Senior Housing Properties Trust	129,320	1,196,857	Total Storage		23,710,453
Ventas, Inc.	180,080	13,151,243	Warehouse/Industrials - 14.1%
Welltower, Inc.	17,580	1,593,627	Americold Realty Trust	52,588	1,949,437
Total Health Care		31,439,039	CyrusOne, Inc.	65,410	5,173,931
Hotels - 6.0%			Industrial Logistics Properties Trust	65,661	1,395,296
DiamondRock Hospitality Co.	142,390	1,459,498	Liberty Property Trust	102,390	5,255,679
Host Hotels & Resorts, Inc.	438,680	7,584,777	Prologis, Inc.	214,170	18,251,568
Park Hotels & Resorts, Inc.	175,630	4,385,481	Rexford Industrial Realty, Inc.	57,556	2,533,615
Sunstone Hotel Investors, Inc.	87,910	1,207,883	Total Warehouse/Industrials		34,559,526
Total Hotels		14,637,639	Total REITs
Manufactured Homes - 3.7%			(Cost $217,911,085)		243,580,170
Sun Communities, Inc.	60,230	8,941,143	Short-Term Investments - 0.1%
Office Property - 13.5%			Other Investment Companies - 0.1%
Alexandria Real Estate Equities, Inc.	6,580	1,013,583	Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.85%[1]	92,118	92,118
Boston Properties, Inc.	52,400	6,794,184
			Dreyfus Institutional Preferred Government
Brandywine Realty Trust	133,660	2,024,949	Money Market Fund, Institutional Shares,
Columbia Property Trust, Inc.	161,591	3,417,650	1.90% [1]	92,118	92,118
Cousins Properties, Inc.	42,260	1,588,553	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.87%[1]	94,909	94,909
Empire State Realty Trust, Inc. , Class A	274,426	3,916,059
			Total Short-Term Investments
JBG SMITH Properties	146,170	5,731,326	(Cost $279,145)		279,145
Kilroy Realty Corp.	81,380	6,338,688	Total Investments - 99.7%
			(Cost $218,190,230)		243,859,315

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AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)

Shares	Value
Other Assets, less Liabilities - 0.3%	$841,450
Net Assets - 100.0%	$244,700,765

[1] Yield shown represents the September 30, 2019, seven day average yield, which refers		REITs Real Estate Investment Trusts
to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
		Level 1	Level 2	Level 3	Total
Investments in Securities
REITs †		$243,580,170	—	—	$243,580,170
Short-Term Investments
Other Investment Companies		279,145	—	—	279,145
Total Investments in Securities		$243,859,315	—	—	$243,859,315

† All REITs held in the Fund are Level 1 securities. For a detailed breakout of REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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